CAPITAL STOCK (Narrative) (Details)		1 Months Ended			12 Months Ended
	Mar. 12, 2020 shares	Mar. 31, 2020 shares	Jan. 31, 2020 shares	Jul. 30, 2011	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CAD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 USD ($)	Aug. 25, 2018 USD ($)	Aug. 25, 2017 $ / shares	Aug. 25, 2017 USD ($)	May 25, 2016 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period							162,000	162,000
Weighted Average Exercise Price, Exercised | (per share)					$ 0	$ 0	$ 0.15	$ 0.12
Proceeds from exercise of options							$ 24,300	$ 18,560
Repurchase of shares (shares)					401,800	1,536,500	554,000	554,000
Repurchase of shares | $					$ 124,145	$ 290,985		$ 100,239
Common shares re-purchased which were held in treasury					25,000
Common shares re-purchased which held in treasury, value | $					$ 9,430
Stock option plan, rolling percentage				10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value | $						$ 280,232		$ 22,041		$ 688,753
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term					4 years 1 month 6 days	5 years	6 years	6 years
Stock-based compensation | $					$ 10,642	$ 33,437		$ 103,001
Number of Options, Granted					0	0	965,000	965,000
Weighted Average Exercise Price, Granted | $ / shares					$ 0	$ 0		$ 0.24
Warrant liability | $						$ 115,793		$ 1,000		$ 137,313	$ 11,147		$ 17,112	$ 70,712
Exercise Price | $ / shares									$ 0.50			$ 0.50
Options granted to insiders [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted							610,000	610,000
Weighted Average Exercise Price, Granted | (per share)							$ 0.30	$ 0.24
Options granted to non-insiders [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted							80,000	80,000
Weighted Average Exercise Price, Granted | (per share)							$ 0.30	$ 0.24
Options granted to consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted							125,000	125,000
Weighted Average Exercise Price, Granted | (per share)							$ 0.27	$ 0.21
Options granted to consultants 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted							150,000	150,000
Weighted Average Exercise Price, Granted | (per share)							$ 0.30	$ 0.24
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares re-purchased which were held in treasury		5,000
Treasury shares cancelled			25,000
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term				10 years
Maximum [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares re-purchased which were held in treasury	4,000,000